                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21900

                            RIC COINVESTMENT FUND LP
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY                    10105
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's unaudited annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

RIC COINVESTMENT FUND LP

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

FINANCIAL STATEMENTS (UNAUDITED)

   Statement of Assets and Liabilities at June 30, 2007                       2

   Schedule of Investments at June 30, 2007                                   3

   Statement of Operations for the Six Months Ended June 30, 2007 and
   Financial Highlights for the Six Months Ended June 30, 2007 and for
   the Period from May 8, 2006 (Commencement of Operations) through
   December 31, 2006                                                          4

   Statement of Cash Flows for the Six Months Ended June 30, 2007             5

   Statements of Changes in Net Assets for the Six Months Ended June 30,
   2007 and the Period from May 8, 2006 (Commencement of Operations)
   through December 31, 2006                                                  6

   Notes to Financial Statements                                              7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Directors of RIC Coinvestment Fund, LP


We have reviewed the accompanying statement of assets and liabilities of RIC Coinvestment Fund, LP (the "Company"), including the schedule of investments, as of June 30, 2007, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2007. These interim financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets and financial highlights for the period from May 8, 2006 (commencement of operations) through December 31, 2006, and in our report dated February 28, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                                   /s/ Ernst & Young


August 27, 2007
New York, New York

RIC COINVESTMENT FUND LP

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2007
                                                                   -------------
ASSETS

Investment in Brookdale Senior Living, Inc. ("Brookdale"),
   at fair value (cost $650,000)                                      $802,072
Dividend receivable                                                      8,800
Cash and cash equivalents                                                    3
                                                                      --------
                                                                       810,875
                                                                      --------
LIABILITIES

Due to affiliates                                                           18
Other liabilities                                                           22
                                                                      --------
                                                                            40
                                                                      --------
NET ASSETS, representing partners' capital                            $810,835
                                                                      ========
NET ASSETS CONSISTS OF:
Capital paid in                                                       $650,000
Capital distributed                                                          -
Undistributed net investment income                                      8,763
Accumulated net unrealized gain                                        152,072
                                                                      --------
                                                                      $810,835
                                                                      ========

RIC COINVESTMENT FUND LP

SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2007
(dollar amounts in thousands)

                                                                            Dividends,
                                                                           Interest and
Investment                     Description of Securities (b)   Cost (a)   Realized Gains   Fair Value
----------                     -----------------------------   --------   --------------   ----------
Brookdale Senior Living Inc.   17,600,867 common shares        $650,000       $16,721        $802,072
                                                               ========       =======        ========

(a) The United States Federal income tax basis of RIC Coinvestment Fund LP's investment at the end of the period was approximately $627.1 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $175.0 million.

(b) The acquisition occurred in July 2006. Shares are restricted and RIC has registration rights.

See notes to financial statements.

RIC COINVESTMENT FUND LP

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                                   (Unaudited)
                                                                Six Months Ended
                                                                  June 30, 2007
                                                                ----------------
Income:
   Dividends from Brookdale                                         $ 16,721
   Interest income                                                        16
                                                                    --------
                                                                      16,737
                                                                    --------
Expenses:
   Operating expense                                                     136
                                                                    --------
                                                                         136
                                                                    --------
Net investment income                                                 16,601
                                                                    --------
Net unrealized loss on Brookdale                                     (42,770)
                                                                    --------
Net decrease in net assets resulting from operations                $(26,169)
                                                                    ========

FINANCIAL HIGHLIGHTS

                                                                                Period from
                                                                                May 8, 2006
                                                                              (Commencement of
                                                             (Unaudited)        Operations)
                                                          Six Months Ended        through
                                                            June 30, 2007    December 31, 2006
                                                          ----------------   -----------------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                0.0%*               0.0%*
   Ratio of net investment income to average net assets         4.0%*               3.6%*
   Portfolio turnover rate                                      0.0%*               0.0%*
   IRR since inception                                         31.1%               90.3%
   Total return                                                (3.0)%              33.4%

*    Annualized

See notes to financial statements.

RIC COINVESTMENT FUND LP

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2007
                                                                   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                 $(26,169)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
      Net unrealized loss on Brookdale                                 42,770
      Change in:
         Dividends receivable                                            (880)
         Due to affiliates                                                  9
         Other liabilities                                                (28)
                                                                     --------
Net cash provided by operating activities                              15,702
                                                                     --------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                   --
   Capital distributions                                              (15,703)
                                                                     --------
Net cash used in financing activities                                 (15,703)
                                                                     --------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                  (1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                              4
                                                                     --------
CASH AND CASH EQUIVALENTS, END OF PERIOD                             $      3
                                                                     ========

See notes to financial statements.

RIC COINVESTMENT FUND LP

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                                         Period from
                                                                                         May 8, 2006
                                                                     (Unaudited)       (Commencement of
                                                                  Six Months Ended   Operations) through
                                                                    June 30, 2007     December 31, 2006
                                                                  ----------------   -------------------
Increase (decrease) in net assets resulting from operations
   Net investment income/(loss)                                       $ 16,601             $ 14,903
   Net unrealized gains/(loss) on Brookdale investment                 (42,770)             194,842
                                                                      --------             --------
Net increase (decrease) in net assets resulting from operations        (26,169)             209,745
Capital contributions                                                       --              650,000
Distributions of net investment income                                 (15,703)              (7,038)
                                                                      --------             --------
Net increase (decrease) in net assets                                  (41,872)             852,707
Net assets, beginning of period                                        852,707                   --
                                                                      --------             --------
Net assets, end of period                                             $810,835             $852,707
                                                                      ========             ========
Undistributed net investment income/(loss)                            $  8,763             $  7,865
                                                                      ========             ========

See notes to financial statements.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

1.   ORGANIZATION

     RIC Coinvestment Fund LP ("RIC") was formed on May 8, 2006, as a Delaware limited partnership and operates as a closed-end, non-diversified management registered investment company under the Investment Company Act of 1940 (the "Act"). RIC was formed primarily to invest in Brookdale Senior Living Inc. (NYSE: BKD). RIC owns approximately 17.6 million shares of the outstanding common stock of Brookdale, a leading senior living company.

     The liability of each partner is limited to the amount of capital contributions required to be made by such partner in accordance with the provisions of RIC's partnership agreement, as amended. The partnership agreement provides that, unless terminated earlier, RIC will terminate on May 8, 2014, subject to no more than two one-year extensions. The general partner of RIC is RIC Coinvestment Fund GP LLC. The table below represents the partners of RIC, their commitment and the amount of capital they funded:

                                                                  Partners'   Partners'
                                                                   Capital     Capital
Limited Partners                                                 Commitment     Called
----------------                                                 ----------   ---------
Combined Fortress Investment Fund IV (SisterCo) 1                $  500,000   $250,000
Combined Fortress Investment Fund IV (Coinvestment SisterCo) 2   $  150,000   $ 75,000
Fortress RIC Coinvestment Fund LP                                $  649,480   $324,740
Four affiliated individual investors                             $      520   $    260

General Partner
---------------
RIC Coinvestment Fund GP, LLC                                    $        0   $      0
                                                                 ----------   --------
Total                                                            $1,300,000   $650,000
                                                                 ==========   ========
Percent of commitment                                                             50.0%
                                                                              ========

1. The combined total includes the ownership of the following entities, Fortress Investment Fund IV (SisterCo A-1) L.P., ("Fund IV A"), Fortress Investment Fund IV (SisterCo B-1 Sub) L.P., ("Fund IV B"), Fortress Investment Fund IV (SisterCo CFG-1 Sub) L.P., ("Fund IV CFG"), Fortress Investment Fund IV (SisterCo D-1) L.P.,("Fund IV D"), Fortress Investment Fund IV (SisterCo E-1) L.P. ("Fund IV E"). Affiliates of the general partner manage each of the limited partners organized as funds.

2. The combined total includes the ownership of the following entities, Fortress Investment Fund IV (Coinvestment SisterCo A-1) LP, ("Fund IV CO A"), Fortress Investment Fund IV (Coinvestment SisterCo B-1Sub) LP, ("Fund IV CO B"), Fortress Investment Fund IV (Coinvestment SisterCo CFG-1 Sub) LP, ("Fund IV CO CFG"), Fortress Investment Fund IV (Coinvestment SisterCo D-1) LP, ("Fund IV CO D"). Affiliates of the general partner manage each of the limited partners organized as funds.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). RIC reports its investments at fair value on the reporting date.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, RIC may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on RIC's investments in securities that results from a counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by RIC. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks.

     VALUATION OF INVESTMENT - The valuation of investments is determined in accordance with RIC's valuation policies as approved by RIC's board of managers. RIC's primary underlying investment, Brookdale, is traded on a national securities exchange and is stated at the last reported sales price on the day of valuation.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each partner is individually responsible for reporting income or loss based upon their respective share of RIC's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to partners are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. During the six months ended June 30, 2007, RIC declared and paid cash distributions of approximately $16 million to its partners.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - RIC records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt. Interest income is recognized as earned on an accrual basis.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     CASH AND CASH EQUIVALENTS - RIC considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing RIC's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained on review by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The adoption of FIN 48 did not have a material impact on RIC's financial statements.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. The adoption of SFAS 157 is not expected to have a material impact on RIC's financial condition or results of operations.

     In June 2007, Statement of Position No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") was issued. SOP 07-1 addresses whether the accounting principles of the Audit and Accounting Guide for Investment Companies may be applied to an entity by clarifying the definition of an investment company and whether those accounting principles may be retained by a parent company in consolidation or by an investor in the application of the equity method of accounting. SOP 07-1 applies to reporting periods beginning on or after December 15, 2007. Management has determined that RIC continues to meet the definition of an investment company under this new guidance.

     In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." SFAS 159 permits entities to choose to measure many financial instruments, and certain other items, at fair value. SFAS 159 applies to reporting periods beginning after November 15, 2007. RIC is currently evaluating the potential impact of the adoption of SFAS 159.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

3.   ALLOCATIONS TO PARTNERS

     Net Profits and Net Losses, as defined, are allocated to the partners in proportion to their respective capital accounts. During the six months ended June 30, 2007, RIC distributed approximately $16 million to its partners. No management fees or incentive fees are charged to the partners of this fund. The funds that invest in RIC are also managed by and pay manager fees to affiliates of the general partner.

4.   DUE TO AFFILIATES

     Due to affiliates of approximately $18,000 represents general and administrative expenses paid by an affiliate of the general partner on behalf of RIC.

RIC COINVESTMENT FUND
UNAUDITED STATEMENT OF ADDITIONAL INFORMATION

I. Trustees' and Officers' Information

Aggregate remuneration paid by RIC Coinvestment Fund LP (the "Registrant") during the year to all trustees equals $101,209.68.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available
(i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the Registrant as of June 30, 2007, by industry based on the net asset value of each investment:

Senior Living   100.0%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIC Coinvestment Fund LP


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    --------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 10, 2007


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 10, 2007